LONG-TERM NOTES	12 Months Ended
Dec. 31, 2017
LONG-TERM NOTES [Abstract]
LONG-TERM NOTES
19.	LONG-TERM NOTES

On January 16, 2013, Hanwha Q CELLS Hong Kong Limited completed its issuance of three-year-period notes of $100 million (the “2013 Notes”). The 2013 Notes bear interests at a floating rate indexed to the three-month LIBOR plus a margin of 2.23% per annum. Interests are payable on a quarterly basis from April 15, 2013 to January 15, 2016.

On January 11, 2016, the Group issued three-year-period notes of $100 million (the “2016 Notes”). The 2016 Notes bear interests at a floating rate indexed to the three-month LIBOR plus a margin of 2.9% per annum. Interests are payable on a quarterly basis from April 11, 2016 to January 11, 2019. The Group repaid the 2013 Notes using the proceeds from the issuance of 2016 Notes in January 2016.

The debt issuance costs are being amortized through interest expense over the period from January 11, 2016, the date of issuance, to January 10, 2019, the date of expiration, using the effective interest rate method which was 4.66% for the year ended December 31, 2017.